Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Buildings [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	13 years
Buildings [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	30 years
Mechanical equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	3 years
Mechanical equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	20 years
Motor vehicles [Member]
Schedule of Property, Plant and Equipment Estimated Useful Lives [Line Items]
Property, plant and equipment estimated useful lives	10 years